================================================================================



                          ------------------------------
                         SEMIANNUAL REPORT MAY 31, 1997
                         ------------------------------




                              O P P E N H E I M E R



                                  INTERNATIONAL

                                   GROWTH FUND








                             [ARTWORK--GLASS GLOBE]







                                     [LOGO]

                              OPPENHEIMER FUNDS[SM]
                             THE RIGHT WAY TO INVEST

================================================================================

                         |
                         |  REPORT HIGHLIGHTS
                         |  ----------------------------------------------------
                         |
                         |  o #3 RANKING--Oppenheimer International Growth
                         |  Fund's Class A shares were ranked #3 out of 368
                         |  international funds for the one-year period ended
                         |  June 30, 1997 according to Lipper Analytical
                         |  Services.(1)
                         |
                         |  o BANKING AND INSURANCE         ------------------
                         |  holdings drove the Fund's       Total Returns
                         |  strong performance over the     ------------------
                         |  past six months.                For the Period
                         |                                  Ended 5/31/97(2)
                         |  o ACROSS EUROPE, a wave of
                         |  corporate restructuring has     CLASS A
CONTENTS                 |  presented some very exciting      6 months  1 year
                         |  opportunities, as these         ------------------
                         |  companies strive to emulate       18.23%    32.82%
 3 President's Letter    |  the successful                  ------------------
                         |  reorganizations which
                         |  occurred in the United          CLASS B
 4 Fund Performance      |  States ten years ago.             6 months  1 year
                         |                                  ------------------
                         |  o WE BELIEVE that by              17.77%    31.67%
 6 An Interview          |  diversifying                    ------------------
   With the Fund's       |  internationally, investors
   Managers              |  will be able to take            CLASS C
                         |  advantage of equity markets       6 months  1 year
                         |  that are well poised to         ------------------
11 Statement of          |  outperform those in the           17.75%    31.77%
   Investments           |  United States.                  ------------------
                         |
                         |
16 Statement of          |  Total returns include change in share price and
   Assets &              |  reinvestment of dividends and capital gains
   Liabilities           |  distributions in a hypothetical investment for the
                         |  periods shown. IN REVIEWING PERFORMANCE AND
                         |  RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES
18 Statement of          |  NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND
   Operations            |  PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL
                         |  FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
                         |  REDEEMED, MAY BE WORTH MORE OR LESS THAN THE
19 Statements of         |  ORIGINAL COST.
   Changes in            |
   Net Assets            |  (1) Source: Lipper Analytical Services, June 30,
                         |  1997. Oppenheimer International Growth Fund's Class
                         |  A shares were ranked 3rd out of 368 funds in its
20 Financial Highlights  |  category for the 1-year period ended 6/30/97.
                         |  Oppenheimer International Growth Fund is categorized
                         |  by Lipper as an international portfolio fund. Lipper
21 Notes to Financial    |  rankings are based on total return and do not take
   Statements            |  sales charges into account.
                         |
                         |  (2) Includes change in net asset value per share
27 Officers & Trustees   |  without deducting any sales charges. Such
                         |  performance would have been lower if sales charges
                         |  were taken into account. Total returns for the
28 Information &         |  six-month period are cumulative and are not
   Services              |  annualized.
                         |
                         |
                         |  2  Oppenheimer International Growth Fund
                         |

                        DEAR SHAREHOLDER,
                        --------------------------------------------------------

 ------------------   I'd like to welcome you to the premier issue of our
|                  |    newly redesigned shareholder reports. As you can see,
|                  |    we've changed the format to allow easier access to the
|                  |    information you need to monitor your investments. Some
|                  |    notable additions are "at-a-glance" report highlights
|                  |    and charts that let you quickly assess how your Fund
|     [PHOTO]      |    has performed. On the following pages, your portfolio
|                  |    team discuss their current investment thinking, your
|                  |    Fund's strategies, and performance. Before these
|                  |    commentaries, I'd like to share a few global
|                  |    observations.
 ------------------
BRIDGET A. MACASKILL         As we consider the world's financial markets over
President               the past six months, some global trends emerge. For
Oppenheimer             example, inflation has hit its lowest level in three
International           decades worldwide, which has helped spur many bullish
Growth Fund             financial markets. The United States has been a
                        beneficiary of this low-inflation environment, as well as of a strong dollar, robust corporate earnings and a healthy economy. However, many financial analysts are now concerned that the United States has reached a point in the business cycle where earnings could decline because companies are unable to further reduce costs.

                             On the other hand, a wave of corporate
                        restructuring throughout Europe has resulted in some exciting changes and opportunities. Because a similar restructuring took place in the United States ten years ago, European companies have been able to enjoy the benefit of hindsight by following our footsteps. Latin America, too, has begun to shift its economies more toward the U.S. capitalist model and has reported positive earnings growth along the way.

                             With major changes occurring in today's economies
                        around the globe, it's more important than ever to maintain a diversified portfolio across different countries and market sectors. Now is the time to speak to your financial adviser to ensure that your assets are allocated properly, so you have the opportunity to benefit from investments in both domestic and international funds. It's important to remember that investing abroad can involve greater risk and expenses--including political and economic uncertainties--and should be undertaken with a long-term approach in mind.

                             To keep in touch with our views on the markets,
                        visit our website, WWW.OPPENHEIMERFUNDS.COM, where you can access your account information and fund performance data, 24 hours a day. The site also features prospectuses, timely market updates and insightful commentaries. Our new shareholder reports and presence on the Internet are just two examples of our commitment to keeping you well informed.

                             Thank you for your confidence in OppenheimerFunds,
                        The Right Way to Invest. We look forward to helping you reach your investment goals in the future.


                        Sincerely,


                        /s/ BRIDGET A. MACASKILL
                        -------------------------
                            Bridget A. Macaskill                   June 20, 1997


                        3  Oppenheimer International Growth Fund

                              PERFORMANCE UPDATE
                              --------------------------------------------------


                              Oppenheimer              ------------------------
                              International Growth Avg Annual Total Returns Fund performed well ------------------------
                              over the past six        For the Period
                              months. In addition,     Ended 6/30/97(2)
                              the Fund's Class A
                              shares ranked 3rd        CLASS A
                              out of 368               1 Year   Since Inception
                              international funds      ------------------------
                              according to Lipper      28.77%            27.34%
                              Analytical Services      ------------------------
                              for the 1-year
                              period ended June        CLASS B
                              30, 1997.(1)             1 Year   Since Inception
                                                       ------------------------
                                                       30.52%            29.25%
                                                       ------------------------

                                                       CLASS C
                                                       1 Year   Since Inception
                                                       ------------------------
                                                       34.59%            32.34%
                                                       ------------------------


                              (1) Source: Lipper Analytical Services June 30, 1997. Oppenheimer International Growth Fund's Class A shares were ranked 3rd out of 368 funds in its category for the 1-year period ended 6/30/97. Oppenheimer International Growth Fund is categorized by Lipper as an international portfolio fund. Lipper rankings are based on total return and do not take sales charges into account.

                              (2) Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. Class A, B and C shares were first publicly offered on 3/25/96. Class A returns include the current maximum initial sales charge of 5.75%. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class C returns include the contingent deferred sales charge of 1% for the 1-year result. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.


                              4 Oppenheimer International Growth Fund

                              PORTFOLIO REVIEW
                              ------------------------------------------------

                              Oppenheimer International Growth Fund is for people looking for long-term growth from foreign equity securities.


ASSET ALLOCATION(3)           WHAT WE LOOK FOR:
as of 5/31/97
                              o Businesses within any of eight worldwide
--------------------------    growth sectors.

                              o Businesses with strong competitive positions and high demand for their products or services.

       [PIE CHART]            o Companies that we believe will achieve
                              substantial growth over the next three to five years.

                              o Companies with accelerating earnings and cash
--------------------------    flow.

[ ] Foreign Stocks   92.4%    o Diversification that may help reduce the risks
                              of foreign investing, such as currency
[ ] Cash Equivalents  6.7%    fluctuations.

[ ] U.S. Stocks       0.9%

                              TOP TEN STOCK HOLDINGS(4)
                              ....................................................................
                              Skandia Forsakrings AB   4.3%      Wella AG                     2.5%
                              ....................................................................
                              Altana AG                4.2       Nichii Gakkan Co.            2.4
                              ....................................................................
                              Telecomunicacoes
                              Brasileiras SA,
                              Sponsored ADR            4.2       Novus Petroleum Ltd.         2.2
                              ....................................................................
                              Nintendo Co. Ltd.        4.0       BAU Holdings AF, Preference  2.2
                              ....................................................................
                              Credit Suisse Group      2.5       Boskalis Westminster         2.1
                              ....................................................................

                              (3) Holdings are subject to change. The pie chart is based on total investments at market value.

                              (4) Holdings are subject to change. Percentages are based on total market value of stock holdings.


                              5 Oppenheimer International Growth Fund

                      AN INTERVIEW WITH YOUR FUND'S MANAGERS
                      ----------------------------------------------------------

                      HOW HAS THE FUND PERFORMED?

                      Oppenheimer International Growth Fund performed well. The
                      Fund's Class A shares had a cumulative total return,
                      before sales charges, for the 6-month period ended May 31,
                      1997 of 18.23%.(1) The performance can be attributed to
                      several factors, the first being good stock selection. We
                      try to focus on buying good companies in good businesses
                      at good prices. In terms of good businesses, we
                      concentrate on eight international themes which we believe will sustain growth well above the global average. Within
                      these themes, we believe that we have identified
                      well-positioned companies, many of which have performed
                      above expectations during the first quarter of 1997.
-------------------
"We focus         |        A second factor that helped performance is that we
                  |   try to focus the Fund's holdings in areas in which we have
 on buying        |   the strongest conviction. The Fund's top 15 positions
                  |   accounted for over 35% of its net assets.
 GOOD COMPANIES   |
                  |        Lastly, our discipline led us to avoid exposure to
 in good          |   markets that have been underperforming, such as Thailand,
                  |   Korea and Singapore.
 businesses       |
                  |   WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO
 at good prices." |   PERFORMANCE?

                      Within our largest theme, which is Capital Market Development, our success primarily stemmed from the banking and insurance industries. For example, two of our holdings, which are the largest banks in the Baltic republic Estonia and Hong Kong, reported exceptional returns. Another strong performer was a German specialty insurance company that caters to the personal and professional financial needs of affluent professionals with complete financial service programs.

                           Our second largest theme, which is Efficiency
                      Enhancing Technology, produced positive results from a


                      (1) Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.


                      6 Oppenheimer International Growth Fund

----------------------------------------    U.K.-based financial services
|                                      |    software company, as well as a
|                                      |    medium-sized Dutch computer
|                                      |    services company. Within the
|                                      |    Fund's third largest theme,
|               [PHOTO]                |    Infrastructure, our holdings in a
|                                      |    Chinese utility company performed
|                                      |    well, as did our investment in a
|                                      |    U.K.-based machinery construction
|                                      |    company.
----------------------------------------
PORTFOLIO MANAGEMENT       Other strong performers for the Fund were a
TEAM (l to r)         U.K.-based medical technology firm and several retailers
Frank Jennings        that benefited from the increased worldwide demand for
Bill Wilby            luxury goods.
George Evans (Fund
Manager)              ARE WE INVESTING IN ANY STOCKS THAT WOULD BENEFIT
                      FROM THE "MILLENNIUM PROBLEM"?

                      Yes. Our holdings affected by this issue typically fall into the computer software and hardware industries, and are tied to our Efficiency Enhancing theme. Because the year 2000 problem involves reprogramming items that are scheduled to operate from a pre-set time or date--which encompasses everything from bank statements to street lamps--we believe companies involved in this process are well-positioned to boost their earnings over the next three years. In Europe, the millennium problem will be further compounded should the European Monetary Union become effective. That's because banks will have increased responsibilities in recording numerous currency exchanges from various time zones. To that end, we are keeping a watchful eye for computer companies who are the forerunners in addressing this problem.

                      1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.


                      7 Oppenheimer International Growth Fund

                       AN INTERVIEW WITH YOUR FUND'S MANAGERS
                       ---------------------------------------------------------

                       Did any investments not perform as expected?

                       Overall, we've had outstanding performance from the
                       majority of the Fund's holdings; however, a few have been
                       disappointing. One example was a Norwegian firm that is
                       one of the leaders in digital television-broadcasting
--------------------   equipment. While we believe they have strong growth
"We've had         |   potential, their products are not scheduled to achieve
                   |   wider distribution for a few more years. With so many
 OUTSTANDING       |   other stocks doing so well, we chose to sell our position
                   |   there. Another weak performer was an Italian sports shoe
 PERFORMANCE       |   and apparel company. The sports footwear and apparel
                   |   industry as a whole has taken a downturn over the past
 from the majority |   several months, and, unfortunately, this holding got
                   |   caught in the trend. Although we have trimmed our
 of the Fund's     |   position, we still believe the company has strong
                   |   fundamentals and the stock is worth keeping at this time.
 holdings."        |
                       WHAT AREAS ARE YOU CURRENTLY TARGETING?

                       We are looking for more computer-service companies that will benefit from the year 2000 problem, because we believe the full implications of this massive undertaking are only partially realized. Within the Capital Market Development theme, we'll continue to focus on emerging market banks, an area that we believe has the potential for high asset growth and large profit margins. Along those same lines, we're also closely monitoring the French banking system for positive opportunities as they arise.


                       8 Oppenheimer International Growth Fund

--------------------   What is your outlook for the Fund?
"We continue       |
                   |   Our outlook is very positive. In spite of a strong U.S.
 to look for       |   dollar, we remain optimistic that the international
                   |   markets are still well-poised to outperform the U.S. in
 COMPUTER-SERVICE  |   the coming year. All across Europe, the wave of
                   |   restructuring and rebuilding continues to create an
 companies poised  |   economic climate with boundless possibilities. Within
                   |   that environment, we are confident that we will be able
 to benefit from   |   to find "good companies in good businesses at good
                   |   prices" that are representative of our global themes.
 the year 2000     |
                   |
 problem."         |


                       9 Oppenheimer International Growth Fund

                      FINANCIALS
                      ----------------------------------------------------------









                      10 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
COMMON STOCKS--89.3%
--------------------------------------------------------------------------------
BASIC MATERIALS--0.7%
--------------------------------------------------------------------------------
METALS--0.7%
Industrias Penoles SA                                    175,000     $   817,962
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--10.3%
--------------------------------------------------------------------------------
AUTOS & HOUSING--2.2%
IRSA Inversiones y Representaciones SA                   400,000       1,560,763
--------------------------------------------------------------------------------
Porsche AG, Preference                                       700         857,782
                                                                     -----------
                                                                       2,418,545
--------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--5.8%
Lusomundo SGPS SA                                        167,700       1,573,311
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                         50,000       3,904,574
--------------------------------------------------------------------------------
Ryanair Holdings Ltd. plc, ADR(1)                         40,000         990,000
                                                                     -----------
                                                                       6,467,885
--------------------------------------------------------------------------------
RETAIL: GENERAL--1.3%
adidas AG                                                  6,000         633,222
--------------------------------------------------------------------------------
Fila Holding SpA, Sponsored ADR                           20,000         852,500
                                                                     -----------
                                                                       1,485,722
--------------------------------------------------------------------------------
RETAIL: SPECIALTY--1.0%
Vendex International NV                                   20,000       1,123,639
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--17.4%
--------------------------------------------------------------------------------
HEALTHCARE/DRUGS--10.3%
Altana AG                                                  4,500       4,171,352
--------------------------------------------------------------------------------
Ares-Serono Group, Cl. B                                   1,500       2,041,113
--------------------------------------------------------------------------------
Biocompatibles International plc(1)                       50,018       1,071,007
--------------------------------------------------------------------------------
Glaxo Wellcome plc                                        75,000       1,503,793
--------------------------------------------------------------------------------
Oxford Molecular Group plc                               114,285         697,570
--------------------------------------------------------------------------------
Torii Pharmaceutical Co. Ltd.                             75,400       1,876,426
                                                                     -----------
                                                                      11,361,261
--------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--4.9%
Medical Invest Svenska AB, Cl. A                          13,700         524,729
--------------------------------------------------------------------------------
Medical Invest Svenska AB, Cl. B(1)                       47,000       1,812,329
--------------------------------------------------------------------------------
Nichii Gakkan Co.                                         45,000       2,394,233
--------------------------------------------------------------------------------
Novogen Ltd.                                             500,000         654,674
                                                                     -----------
                                                                       5,385,965
--------------------------------------------------------------------------------
HOUSEHOLD GOODS--2.2%
Wella AG                                                   4,000       2,439,079


                    11 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
ENERGY--6.8%
--------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS--2.5%
Cie Generale de Geophysique SA(1)                         25,000     $ 2,069,777
--------------------------------------------------------------------------------
Smedvig AS, Series B                                      30,000         729,573
                                                                     -----------
                                                                       2,799,350
--------------------------------------------------------------------------------
OIL-INTEGRATED--4.3%
Expro International Group plc                            185,000       1,367,483
--------------------------------------------------------------------------------
Novus Petroleum Ltd.                                     600,000       2,206,101
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                     4,795,000       1,141,272
                                                                     -----------
                                                                       4,714,856
--------------------------------------------------------------------------------
FINANCIAL--15.2%
--------------------------------------------------------------------------------
BANKS--9.7%
ABN Amro Holding NV                                       20,172         373,212
--------------------------------------------------------------------------------
Banco de Galicia y Buenos Aires SA de CV,
Sponsored ADR(1)                                          61,700       1,619,625
--------------------------------------------------------------------------------
Credit Suisse Group                                       20,000       2,512,955
--------------------------------------------------------------------------------
Hansabank Ltd.                                            60,000         572,021
--------------------------------------------------------------------------------
HSBC Holdings plc                                         41,102       1,246,555
--------------------------------------------------------------------------------
Merita Ltd., Cl. A                                       500,000       1,712,173
--------------------------------------------------------------------------------
Societe Generale                                          10,000       1,112,559
--------------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA, Preference            30,000,000       1,035,975
--------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros SA,
Sponsored GDR Representing 500 Units of
one Preferred Share of Unibanco and one
Preferred Share of Unibanco Holdings SA(1)                15,000         517,500
                                                                     -----------
                                                                      10,702,575
--------------------------------------------------------------------------------
INSURANCE--5.5%
Ockham Holdings plc                                      500,000         713,748
--------------------------------------------------------------------------------
Reinsurance Australia Corp. Ltd.                         351,228       1,109,594
--------------------------------------------------------------------------------
Skandia Forsakrings AB                                   120,000       4,246,797
                                                                     -----------
                                                                       6,070,139
--------------------------------------------------------------------------------
INDUSTRIAL--17.4%
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES--12.2%
Axime                                                     14,800       1,690,257
--------------------------------------------------------------------------------
BAU Holdings AF, Preference(1)                            40,000       2,132,584
--------------------------------------------------------------------------------
Boskalis Westminster                                     100,037       2,106,300
--------------------------------------------------------------------------------
Fugro NV                                                  75,000       1,762,853



                    12 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES (CONTINUED)
ICTS International NV(1)                                 165,000     $ 1,258,125
--------------------------------------------------------------------------------
MRC Allied Industries, Inc.(1)                        10,000,000       1,175,355
--------------------------------------------------------------------------------
Ordina Beheer NV                                          26,000       1,953,965
--------------------------------------------------------------------------------
Swisslog Holding AG, Registered(1)                         4,000       1,413,758
                                                                     -----------
                                                                      13,493,197
--------------------------------------------------------------------------------
MANUFACTURING--3.3%
Chargeurs International SA                                35,000       1,871,043
--------------------------------------------------------------------------------
Powerscreen International plc                             40,000         409,215
--------------------------------------------------------------------------------
Stork NV                                                  30,394       1,346,434
                                                                     -----------
                                                                       3,626,692
--------------------------------------------------------------------------------
TRANSPORTATION--1.9%
Frontline AB(1)                                          200,000         709,093
--------------------------------------------------------------------------------
MIF Ltd.(1)(2)                                            83,333       1,347,150
                                                                     -----------
                                                                       2,056,243
--------------------------------------------------------------------------------
TECHNOLOGY--13.1%
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.4%
Rolls-Royce plc                                          100,754         413,293
--------------------------------------------------------------------------------
COMPUTER HARDWARE--4.0%
Canon, Inc.                                               30,000         759,461
--------------------------------------------------------------------------------
Eidos plc(1)                                              65,000         895,877
--------------------------------------------------------------------------------
Imagineer Co. Ltd.                                        50,000       1,540,376
--------------------------------------------------------------------------------
PT Multipolar Corp.                                    1,500,000       1,187,050
                                                                     -----------
                                                                       4,382,764
--------------------------------------------------------------------------------
COMPUTER SOFTWARE--4.1%
JBA Holdings PLC                                         100,000       1,566,963
--------------------------------------------------------------------------------
Misys plc                                                 55,471       1,246,930
--------------------------------------------------------------------------------
SAP AG, Preference                                         8,000       1,458,757
--------------------------------------------------------------------------------
Versant Object Technology Corp.(1)                        40,000         295,000
                                                                     -----------
                                                                       4,567,650
--------------------------------------------------------------------------------
ELECTRONICS--1.6%
Austria Mikro Systeme International AG                    20,000       1,552,788
--------------------------------------------------------------------------------
Keyence Corp.                                              1,320         190,303
                                                                     -----------
                                                                       1,743,091


                    13 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY--3.0%
Intracom SA(1)                                           35,000    $  1,705,688
--------------------------------------------------------------------------------
Millicom International Cellular SA(1)                   115,000         680,625
--------------------------------------------------------------------------------
Tandberg Television ASA(1)                              100,000         913,723
                                                                    ------------
                                                                      3,300,036
--------------------------------------------------------------------------------
UTILITIES--8.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Capex SA, Cl. A                                          100,000         960,470
--------------------------------------------------------------------------------
TELEPHONE UTILITIES--7.5%
Telecomunicacoes Brasileiras SA, Sponsored ADR            30,000       4,121,250
--------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo SA, Preference           5,100,000       1,775,438
--------------------------------------------------------------------------------
Telecomunicacoes do Rio de Janeiro SA, Preference      7,500,000       1,154,973
--------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd., GDR(1)                         60,000       1,236,000
                                                                    ------------
                                                                       8,287,661
                                                                    ------------
Total Common Stocks (Cost $86,502,241)                                98,618,075
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
--------------------------------------------------------------------------------
Marschollek, Lautenschlaeger und Partner AG, Non-Vtg
Preferred Stock (Cost $222,411)                            2,200         534,018



                                                       Units
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo SA, Non-Vtg. Rts.,
Exp. 6/97                                                222,246           7,467
--------------------------------------------------------------------------------
Telecomunicacoes do Rio de Janeiro SA Rts.,
Preference, Exp. 6/97                                    889,194              --
                                                                    ------------
Total Rights, Warrants and Certificates (Cost $0)                          7,467



                                                       Face
                                                       Amount
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--6.4%
--------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 5.51%,
dated 5/30/97, to be repurchased at $7,103,260 on
6/2/97, collateralized by U.S. Treasury Nts.,
5.50%-7.75%, 1/15/98-1/31/00, with a value of
$7,262,195 (Cost $7,100,000)                          $7,100,000       7,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $93,824,652)              96.2%    106,259,560
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              3.8       4,227,283
                                                      ----------    ------------
NET ASSETS                                                 100.0%   $110,486,843
                                                      ==========    ============


                    14 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------


Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

Country                                               Market Value       Percent
--------------------------------------------------------------------------------
Japan                                                 $ 10,665,372         10.0%
--------------------------------------------------------------------------------
Germany                                                 10,094,209          9.5
--------------------------------------------------------------------------------
The Netherlands                                          9,924,528          9.3
--------------------------------------------------------------------------------
Great Britain                                            9,885,879          9.3
--------------------------------------------------------------------------------
Brazil                                                   9,753,876          9.2
--------------------------------------------------------------------------------
United States                                            8,075,625          7.6
--------------------------------------------------------------------------------
Sweden                                                   7,292,948          6.9
--------------------------------------------------------------------------------
France                                                   6,743,636          6.4
--------------------------------------------------------------------------------
Switzerland                                              5,967,827          5.6
--------------------------------------------------------------------------------
Argentina                                                4,140,858          3.9
--------------------------------------------------------------------------------
Australia                                                3,970,369          3.7
--------------------------------------------------------------------------------
Austria                                                  3,685,372          3.5
--------------------------------------------------------------------------------
Norway                                                   2,990,446          2.8
--------------------------------------------------------------------------------
Finland                                                  2,284,194          2.1
--------------------------------------------------------------------------------
Greece                                                   1,705,688          1.6
--------------------------------------------------------------------------------
Portugal                                                 1,573,311          1.5
--------------------------------------------------------------------------------
Hong Kong                                                1,246,555          1.2
--------------------------------------------------------------------------------
India                                                    1,236,000          1.2
--------------------------------------------------------------------------------
Indonesia                                                1,187,050          1.1
--------------------------------------------------------------------------------
Philippines                                              1,175,355          1.1
--------------------------------------------------------------------------------
Ireland                                                    990,000          0.9
--------------------------------------------------------------------------------
Italy                                                      852,500          0.8
--------------------------------------------------------------------------------
Mexico                                                     817,962          0.8
                                                      ------------        ------
Total                                                 $106,259,560        100.0%
                                                      ============        ======

1. Non-income-producing security.

2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                    15 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $93,824,652)
--see accompanying statement                                        $106,259,560
--------------------------------------------------------------------------------
Cash                                                                      56,853
--------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency
exchange contracts--Note 5                                                 3,387
--------------------------------------------------------------------------------
Receivables:
Investments sold                                                       3,652,895
Shares of beneficial interest sold                                     2,243,667
Interest and dividends                                                   401,667
--------------------------------------------------------------------------------
Deferred organization costs--Note 1                                       11,534
--------------------------------------------------------------------------------
Other                                                                      3,740
                                                                    ------------
Total assets                                                         112,633,303
--------------------------------------------------------------------------------
LIABILITIES
Unrealized depreciation on forward foreign currency
exchange contracts--Note 5                                                   232
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                  1,668,881
Shares of beneficial interest redeemed                                   354,984
Distribution and service plan fees                                        33,048
Trustees' fees--Note 1                                                    25,811
Other                                                                     63,504
                                                                    ------------
Total liabilities                                                      2,146,460
--------------------------------------------------------------------------------
NET ASSETS                                                          $110,486,843
                                                                    ============
--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                     $ 96,919,855
--------------------------------------------------------------------------------
Accumulated net investment income                                        163,877
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                            968,497
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies              12,434,614
                                                                    ------------
Net assets                                                          $110,486,843
                                                                    ============



                    16 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $61,671,175 and 4,443,773 shares of beneficial
interest outstanding)                                                     $13.88

Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                        $14.73
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $39,758,143 and 2,897,786 shares of
beneficial interest outstanding)                                          $13.72
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $9,057,525 and 659,465 shares of
beneficial interest outstanding)                                          $13.73

See accompanying Notes to Financial Statements.



                    17 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Six Months Ended May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $29,156)             $   673,752
--------------------------------------------------------------------------------
Interest                                                                101,657
                                                                    -----------
 Total income                                                           775,409
--------------------------------------------------------------------------------
EXPENSES
Management fees--Note 4                                                 229,971
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                  37,729
Class B                                                                 100,115
Class C                                                                  23,079
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                    80,671
--------------------------------------------------------------------------------
Shareholder reports                                                      32,521
--------------------------------------------------------------------------------
Custodian fees and expenses                                              30,075
--------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                  11,676
Class B                                                                   8,245
Class C                                                                   1,729
--------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                      18,629
--------------------------------------------------------------------------------
Legal and auditing fees                                                  13,655
--------------------------------------------------------------------------------
Other                                                                     7,484
                                                                    -----------
 Total expenses                                                         595,579
Less expenses paid indirectly                                            (5,560)
                                                                    -----------
 Total net expenses                                                     590,019
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   185,390
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                           1,492,188
Foreign currency transactions                                          (520,115)
                                                                    -----------
Net realized gain                                                       972,073
--------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                          11,267,381
Translation of assets and liabilities denominated
in foreign currencies                                                (1,382,256)
                                                                    -----------
Net change                                                            9,885,125
                                                                    -----------
Net realized and unrealized gain                                     10,857,198
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $11,042,588
                                                                    ===========

See accompanying Notes to Financial Statements.


                    18 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Six Months Ended      Period Ended
                                             May 31, 1997          November 30,
                                             (Unaudited)           1996(1)
--------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                 $    185,390           $   (61,280)
--------------------------------------------------------------------------------
Net realized gain (loss)                          972,073               (21,004)
--------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation                                    9,885,125             2,549,489
                                             ------------            -----------
Net increase in net assets resulting
from operations                                11,042,588             2,467,205
--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions--Note 2:

Class A                                        38,383,244            15,320,568
Class B                                        27,259,525             7,990,083
Class C                                         6,061,526             1,962,104
--------------------------------------------------------------------------------
NET ASSETS
Total increase                                 82,746,883            27,739,960
--------------------------------------------------------------------------------
Beginning of period                            27,739,960                    --
                                             ------------            -----------
End of period [including accumulated net
investment income (loss) of $163,877 and
$(21,513), respectively]                     $110,486,843           $27,739,960
                                             ============           ===========

1. For the period from March 25, 1996 (commencement of operations) to November 30, 1996.
See accompanying Notes to Financial Statements.


                    19 Oppenheimer International Growth Fund


-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------

                                             Class A                 Class B                Class C
                                             --------------------    --------------------   ---------------------
                                             Six                     Six                    Six
                                             Months                  Months                 Months
                                             Ended        Period     Ended        Period    Ended        Period
                                             May 31,      Ended      May 31,      Ended     May 31,      Ended
                                             1997         Nov. 30,   1997         Nov. 30,  1997         Nov. 30,
                                             (Unaudited)  1996(1)    (Unaudited)  1996(1)   (Unaudited)  1996(1)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period          $11.74       $10.00      $11.65      $10.00     $11.66      $10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                     .03         (.01)        .03        (.10)      0.03        (.09)
Net realized and unrealized gain                2.11          1.7       52.04        1.75       2.04        1.75
                                              ------       ------      ------      ------     ------      ------
Total income from investment
operations                                      2.14         1.74        2.07        1.65       2.07        1.66
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $13.88       $11.74      $13.72      $11.65     $13.73      $11.66
                                              ======       ======      ======      ======     ======      ======

TOTAL RETURN, AT NET ASSET VALUE(2)            18.23%       17.40%      17.77%      16.50%     17.75%      16.60%
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                               $61,671      $16,918     $39,758      $8,673     $9,058      $2,149
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $33,198      $ 8,992     $20,252      $3,628     $4,665      $  938
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                    0.94%       (0.26)%      0.26%      (1.46)%     0.15%      (1.48)%
Expenses(4)                                     1.70%         1.88%      2.48%       2.84%      2.47%       2.82%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                      32.6%         42.6%      32.6%       42.6%      32.6%       42.6%
Average brokerage commission
rate(6)                                      $0.0045       $0.0137    $0.0045     $0.0137     $0.0045    $0.0137
-----------------------------------------------------------------------------------------------------------------

1. For the period from March 25, 1996 (commencement of operations) to November 30, 1996.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized.

4. The expense ratio reflects the effect of expenses paid indirectly by the Fund.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 31, 1997 were $79,420,265 and $18,622,996, respectively.

6. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.


                    20 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Oppenheimer International Growth Fund (the
Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation, primarily through investments in common stocks of foreign companies. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

          The effect of changes in foreign currency exchange rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                    21 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended May 31, 1997, a provision of $15,074 was made for the Fund's projected benefit obligations and payments of $1,509 were made to retired trustees, resulting in an accumulated liability of $23,023 at May 31, 1997.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
ORGANIZATION COSTS. The Manager advanced $15,000 for organization and start-up costs of the Fund. Such expenses are being amortized over a five-year period from the date operations commenced. In the event that all or part of the Manager's initial investment in shares of the Fund is withdrawn during the amortization period, the redemption proceeds will be reduced to reimburse the Fund for any unamortized expenses, in the same ratio as the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.


                    22 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                      Six Months Ended             Period Ended
                      May 31, 1997                 November 30, 1996(1)
                      -------------------------    ---------------------------
                      Shares       Amount          Shares       Amount
--------------------------------------------------------------------------------
Class A:
Sold                  3,593,716    $45,979,181    1,689,570      $17,975,411
Redeemed               (590,713)    (7,595,937)    (248,800)     (2,654,843)
                      ---------    -----------    ---------      -----------
Net increase          3,003,003    $38,383,244    1,440,770      $15,320,568
                      =========    ===========    =========      ===========
--------------------------------------------------------------------------------
Class B:
Sold                  2,319,092    $29,381,283     784,237$       8,424,204
Redeemed               (165,551)    (2,121,758)     (39,992)       (434,121)
                      ---------    -----------    ---------      -----------
Net increase          2,153,541    $27,259,525     744,245$       7,990,083
                      =========    ===========    =========      ===========
--------------------------------------------------------------------------------
Class C:
Sold                    819,115    $10,544,068      206,770      $ 2,202,270
Redeemed               (343,923)    (4,482,542)     (22,497)       (240,166)
                      ---------    -----------    ---------      -----------
Net increase            475,192    $ 6,061,526      184,273      $ 1,962,104
                      =========    ===========    =========      ===========
--------------------------------------------------------------------------------

1. For the period from March 25, 1996 (commencement of operations) to November 30, 1996.


                    23 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
At May 31, 1997, net unrealized appreciation on investments of $12,434,908 was composed of gross appreciation of $14,018,209, and gross depreciation of $1,583,301.
--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion.

          For the six months ended May 31, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $381,854, of which $138,207 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $698,798 and $42,962, respectively, of which $40,137 was paid to an affiliated broker/dealer for Class B shares. During the six months ended May 31, 1997, OFDI received contingent deferred sales charges of $13,215 and $4,055, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

          OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

          Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

          The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended May 31, 1997, OFDI paid $2,059 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                    24 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended May 31, 1997, OFDI retained $87,165 and $16,057, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. As of May 31, 1997, OFDI had incurred unreimbursed expenses of $664,410 for Class B and $45,746 for Class C.
--------------------------------------------------------------------------------
5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

          The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

          Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

          Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Gains and losses on outstanding contracts (unrealized appreciation or depreciation on forward contracts) are reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                    25 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS (CONTINUED)

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At May 31, 1997, outstanding forward contracts to purchase and sell foreign currencies were as follows:

                                               Contract
                               Expiration      Amount       Valuation as of    Unrealized        Unrealized
Contracts to Purchase          Date            (000S)       May 31, 1997       Appreciation      Depreciation
-------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)             6/2/97         26,210 JPY     $  224,920           $  --              $232

Contracts to Sell
-------------------------------------------------------------------------------------------------------------
French Franc (FRF)            6/30/97         19,320 FRF     $3,356,968           $3,387             $ --
                                                             ==========           ------             ----

Total Unrealized Appreciation and Depreciation                                    $3,387             $232
                                                                                  ======             ====

--------------------------------------------------------------------------------
6. ILLIQUID AND RESTRICTED SECURITIES

At May 31, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at May 31, 1997 was $1,347,150, which represents 1.22% of the Fund's net assets. Information concerning restricted securities is as follows:

                                                             Valuation Per Unit
Security      Acquisition Dates    Cost Per Unit             As of May 31, 1997
--------------------------------------------------------------------------------
MIF Ltd.      12/20/96-4/11/97        $14.40                       $16.17



                    26 Oppenheimer International Growth Fund

--------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES   Leon Levy, Chairman of the Board of Trustees
                        Donald W. Spiro, Vice Chairman of the Board of Trustees
                        Bridget A. Macaskill, Trustee and President
                        Robert G. Galli, Trustee
                        Benjamin Lipstein, Trustee
                        Elizabeth B. Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Pauline Trigere, Trustee
                        Clayton K. Yeutter, Trustee
                        George Evans, Vice President
                        George C. Bowen, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Andrew J. Donohue, Secretary
                        Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISER      OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
DISTRIBUTOR             OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
TRANSFER AND            OppenheimerFunds Services
SHAREHOLDER
SERVICING AGENT

--------------------------------------------------------------------------------
CUSTODIAN OF            The Bank of New York
PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS    KPMG Peat Marwick LLP

--------------------------------------------------------------------------------
LEGAL COUNSEL           Gordon Altman Butowsky Weitzen Shalov & Wein

                        The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors.

                        This is a copy of a report to shareholders of Oppenheimer International Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer International Growth Fund. For material information concerning the Fund, see the Prospectus.

                        Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                    27 Oppenheimer International Growth Fund

                                INFORMATION AND SERVICES
                                -----------------------------------------------

INTERNET                        As an Oppenheimer fund shareholder, you have
24-hr access to account         some special privileges. Whether it's automatic
information                     investment plans, informative newsletters and
------------------------        hotlines, or ready account access, you benefit
www.oppenheimerfunds.com        from services designed to make investing simple.
------------------------
                                     And when you need help, our Customer
GENERAL INFORMATION             Service Representatives are only a toll-free
Mon-Fri 8:30am-9pm ET           phone call away. They can provide information
Sat 10am-4pm ET                 about your account and handle administrative
------------------------        requests. You can reach them at our General
1-800-525-7048                  Information number.
------------------------
                                     When you want to make a transaction, you
ACCOUNT TRANSACTIONS            can do it easily by calling our toll-free
Mon-Fri 8:30am-9pm ET           Telephone Transactions number. And, by enrolling
Sat 10am-4pm ET                 in AccountLink, a convenient service that
------------------------        "links" your Oppenheimer funds accounts and you
1-800-852-8457                  bank checking or savings account, you can use
------------------------        the Telephone Transactions number to make
                                investments.
PHONELINK
24-hr automated information          For added convenience, you can get
and automated transactions      automated information with OppenheimerFunds
------------------------        PhoneLink service, available 24 hours a day, 7
1-800-533-3310                  days a week. PhoneLink gives you access to a
------------------------        variety of fund, account, and market
                                information. Of course, you can always speak
TELECOMMUNICATION DEVICE        with a Customer Service Representative during
FOR THE DEAF (TDD)              the General Information hours shown at the left.
Mon-Fri 8:30am-2pm ET
------------------------             You can count on us whenever you need
1-800-843-4461                  assistance. That's why the International
------------------------        Customer Service Association, an independent,
                                nonprofit organization made up of over 3,200
OPPENHEIMERFUNDS                customer service management professionals from
INFORMATION HOTLINE             around the country, honored the Oppenheimer
24 hours a day, timely and      funds' transfer agent, OppenheimerFunds
insightful messages on the      Services, with their Award of Excellence in
economy and issues that         1993.
affect your investments.
------------------------             So call us today, or visit us at our
1-800-835-3104                  website at www.oppenheimerfunds.com--we're here
------------------------        to help.



                                                 [LOGO] OPPENHEIMER FUNDS[SM]
                                                        THE RIGHT WAY TO INVEST


RS0825.001.0597 July 30, 1997